Business Combinations	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Business Combinations

31. Business Combinations

The acquisitions completed during the year ended 31 December 2017 by reportable segment, together with the completion dates, are detailed below; these transactions entailed the acquisition of an effective 100% stake except where indicated to the contrary:

Europe Heavyside:

Germany: Fels (31 October) and land adjacent to Saal Quarry (27 December);

Ireland: certain assets of Kilsaran RMC Ltd. (14 September); and

UK: J.B. Riney & Co. Ltd. (12 May), increased stake in Scotash Ltd. to 100% (19 July), assets of East Antrim Mini Mix (1 August), Fields Farm (15 December) and increased stake in Newhaven Roadstone Ltd to 100% (29 December).

Europe Distribution:

Germany: AGP Bauzentrum GmbH (31 August) and Kruger and Scharnberg GmbH (30 October).

Americas Materials:

Canada: Carrières St-Jacques Inc. (22 February) and K.J. Beamish Construction Co. Ltd. (26 May);

Colorado: Connell Resources (24 February);

Connecticut: Costello Industries, Inc. (4 January);

Florida: Suwannee American Cement Co., Inc., Prestige Concrete Products, Inc. and A. Mining Group, LLC (30 November);

Idaho: certain assets of Hardcore Ready Mix (12 July);

Indiana: Mulzer Crushed Stone, Inc. (10 February);

Minnesota: Hardrives, Inc. (24 February) and Chard Tiling and Excavating and Rivers Edge (24 February);

New Jersey: Byram Quarry (4 December);

Oklahoma: United Materials (28 September);

Texas: assets of Henderson Asphalt (30 August); and

Washington: Columbia Asphalt (13 February).

Americas Products:

Alabama: Block USA (29 September);

Arkansas: Advanced Environmental Recycling Technologies, Inc. (1 May);

Illinois: certain assets of Elston Materials, LLC (13 September);

Oregon: Advantage Precast, Inc. (12 July), Hansen Architectural Systems, Inc. (8 August) and Spec Industries, Inc. (14 November);

Pennsylvania: Behney Corp (31 July); and

Texas: Duravault, Inc. (11 May).

The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2017 €m	2016 €m	2015 €m
ASSETS
Non-current assets
Property, plant and equipment	1,536	19	5,413
Intangible assets	56	14	298
Equity accounted investments	-	-	24
Other financial assets	-	-	5
Total non-current assets	1,592	33	5,740

Current assets
Inventories	114	9	621
Trade and other receivables (i)	129	28	1,533
Cash and cash equivalents	174	4	494
Total current assets	417	41	2,648

LIABILITIES
Trade and other payables	(149)	(14)	(1,549)
Provisions for liabilities	(49)	18	(581)
Retirement benefit obligations	(52)	(1)	(87)
Interest-bearing loans and borrowings and finance leases	(12)	(3)	(175)
Current income tax liabilities	(22)	4	(149)
Deferred income tax liabilities	(132)	35	(627)
Total liabilities	(416)	39	(3,168)

Total identifiable net assets at fair value	1,593	113	5,220
Goodwill arising on acquisition (ii)	487	71	3,187
Joint ventures becoming subsidiaries	-	-	(25)
Non-controlling interests*	(20)	(9)	(489)
Total consideration	2,060	175	7,893

Consideration satisfied by:
Cash payments	2,015	153	7,790
Deferred consideration (stated at net present cost)	45	21	97
Contingent consideration	-	1	-
Profit on step acquisition	-	-	6
Total consideration	2,060	175	7,893

NET CASH OUTFLOW ARISING ON ACQUISITION
Cash consideration	2,015	153	7,790
Less: cash and cash equivalents acquired	(174)	(4)	(494)
Total outflow in the Consolidated Statement of Cash Flows	1,841	149	7,296

Note (i) and (ii) are set out overleaf.

* Non-controlling interests are measured at the proportionate share of net assets in 2017 and 2016 and fair value in 2015.

None of the acquisitions completed during the financial year was considered sufficiently material to warrant separate disclosure of the attributable fair values. The initial assignment of fair values to identifiable net assets (most significantly, property, plant and equipment) acquired has been performed on a provisional basis in respect of certain acquisitions; any amendments to these fair values made during the subsequent reporting window (within the measurement period imposed by IFRS 3 Business Combinations) will be subject to subsequent disclosure.

(i)	The gross contractual value of trade and other receivables as at the respective dates of acquisition amounted to €132 million (2016: €30 million; 2015: €1,588 million). The fair value of these receivables is €129 million (all of which is expected to be recoverable) (2016: €28 million; 2015: €1,533 million).

(ii)	The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Europe Heavyside and Americas Materials business segments, no significant identifiable intangible assets are recognised on business combinations in these segments. €260 million of the goodwill recognised in respect of acquisitions completed in 2017 is expected to be deductible for tax purposes (2016: €15 million; 2015: €254 million).

Acquisition-related costs, excluding post-acquisition integration costs, amounting to €11 million (2016: €2 million; 2015: €152 million) have been included in operating costs in the Consolidated Income Statement (note 3).

The following table analyses the 31 acquisitions completed in 2017 (2016: 21 acquisitions; 2015: 19 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2017	2016	2015	2017	2016	2015	2017	2016	2015
				€m	€m	€m	€m	€m	€m
Europe Heavyside	8	5	-	155	2	-	698	15	-
Europe Lightside	-	2	3	-	7	6	-	22	17
Europe Distribution	2	1	1	17	-	-	30	-	1
Europe	10	8	4	172	9	6	728	37	18

Americas Materials	13	8	10	239	10	32	1,171	97	80
Americas Products	8	5	3	76	7	9	162	33	65
Americas	21	13	13	315	17	41	1,333	130	145

Unallocated Goodwill
LH Assets	-	-	1	-	-	2,307	-	-	6,561
CRL	-	-	1	-	-	833	-	-	1,169
Total Group	31	21	19	487	26	3,187	2,061	167	7,893
Adjustments to provisional fair values of prior year acquisitions				-	45	-	(1)	8	-
Total				487	71	3,187	2,060	175	7,893

The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2017 €m	2016 €m	2015 €m
Revenue	532	101	2,679
(Loss)/profit before tax for the financial year	(2)	1	(7)

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2017 acquisitions €m	CRH Group excluding 2017 acquisitions €m	CRH Group including 2017 acquisitions €m
Revenue	1,188	24,688	25,876
Profit before tax for the financial year	38	1,869	1,907